INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Real Estate [Line Items]
Amount	$ 2,593	$ 2,366
Real estate investments held-for-sale	13	12
Investment real estate
Real Estate [Line Items]
Amount	$ 2,593	$ 2,366
Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	100.00%	100.00%
Real estate partnerships
Real Estate [Line Items]
Amount	$ 4,205	$ 3,438
Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	100.00%	100.00%
Hotel | Investment real estate
Real Estate [Line Items]
Amount	$ 135	$ 135
Hotel | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	5.00%	6.00%
Hotel | Real estate partnerships
Real Estate [Line Items]
Amount	$ 97	$ 108
Hotel | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	2.00%	3.00%
Industrial | Investment real estate
Real Estate [Line Items]
Amount	$ 58	$ 14
Industrial | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	2.00%	1.00%
Industrial | Real estate partnerships
Real Estate [Line Items]
Amount	$ 77	$ 83
Industrial | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	2.00%	2.00%
Land | Investment real estate
Real Estate [Line Items]
Amount	$ 492	$ 288
Land | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	19.00%	11.00%
Land | Real estate partnerships
Real Estate [Line Items]
Amount	$ 37	$ 35
Land | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	1.00%	1.00%
Office | Investment real estate
Real Estate [Line Items]
Amount	$ 305	$ 338
Office | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	12.00%	14.00%
Office | Real estate partnerships
Real Estate [Line Items]
Amount	$ 1,924	$ 2,090
Office | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	45.00%	61.00%
Retail | Investment real estate
Real Estate [Line Items]
Amount	$ 211	$ 186
Retail | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	8.00%	8.00%
Retail | Real estate partnerships
Real Estate [Line Items]
Amount	$ 1,497	$ 705
Retail | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	36.00%	21.00%
Apartments | Investment real estate
Real Estate [Line Items]
Amount	$ 46	$ 47
Apartments | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	2.00%	2.00%
Apartments | Real estate partnerships
Real Estate [Line Items]
Amount	$ 411	$ 267
Apartments | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	10.00%	8.00%
Single family residential | Investment real estate
Real Estate [Line Items]
Amount	$ 1,330	$ 1,343
Single family residential | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	51.00%	57.00%
Single family residential | Real estate partnerships
Real Estate [Line Items]
Amount	$ 0	$ 0
Single family residential | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	0.00%	0.00%
Other | Investment real estate
Real Estate [Line Items]
Amount	$ 16	$ 15
Other | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	1.00%	1.00%
Other | Real estate partnerships
Real Estate [Line Items]
Amount	$ 162	$ 150
Other | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	4.00%	4.00%